Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Business combination
Schedule of identifiable assets acquired and liabilities assumed

Fair value
Assets
Cash and cash equivalents	5
Trade and other receivables	8
Property, plant, and equipment	565
Right of use assets	13
Other assets	10
Total Assets	601
Liabilities
Loans and borrowings	290
Trade and other payables	3
Deferred tax liabilities	5
Other liabilities	15
Total Liabilities	313
Fair value of identifiable net assets	288

Goodwill arising from the acquisition (Note 19)	18
Consideration transferred, net of cash and cash equivalents acquired	301